Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES
The components of inventories as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Finished products	¥26,576	¥27,752	$321,121
Work in process	3,300	3,263	39,874
Raw materials	1,080	1,088	13,050

Total	¥30,956	¥32,103	$374,045